Net Income Per Share	12 Months Ended
Dec. 31, 2011
Net Income Per Share [Abstract]
NET INCOME PER SHARE
17.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Numerator used in basic income per share:
Income from continuing operations before non-controlling interest	9,644	12,723	3,510
Loss from discontinued operations attributable to the Company	(8,401)	(398)	—
Net loss attributable to the non-controlling interest	89	—	15

Net income attributable to the Company	1,332	12,325	3,525

Shares (denominator):
Weighted average ordinary shares outstanding	35,100,194	35,800,428	37,443,657
Plus: incremental shares from vesting of		1,491,106	3,021,792
restricted shares	—	—

Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	35,100,194	37,291,534	40,465,449

Income from continuing operations per share - basic	0.28	0.35	0.09

Income from continuing operations per share - diluted	0.28	0.34	0.09

Loss from discontinued operations per share - basic	(0.24)	(0.01)	—

Loss from discontinued operations per share - diluted	(0.24)	(0.01)	—

Net income attributable to the Company per share - basic	0.04	0.34	0.09

Net income attributable to the Company per share - diluted	0.04	0.33	0.09

American Depository Receipts held by the Company to facilitate cashless exercises of vested employee stock options and non-vested shares for 673,278 and 1,253,673 ordinary shares have been excluded from shares issued and outstanding as of December 31, 2009 and 2011. There were no such shares excluded as of December 31, 2010.

The Company had 3,320,311, 5,595,664 and 4,396,023 ordinary share equivalents outstanding, that could potentially dilute basic income per share in the future, which were excluded in the computation of diluted income per share in 2009, 2010 and 2011, respectively, as their effect would have been anti-dilutive.